DERIVATIVE FINANCIAL INSTRUMENTS and FAIR VALUE MEASUREMENTS	3 Months Ended	12 Months Ended
	Sep. 30, 2015	Jun. 30, 2015
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments and Hedging Activities Disclosure [Text Block]
NOTE 10 - DERIVATIVE FINANCIAL INSTRUMENTS and FAIR VALUE MEASUREMENTS

Derivative Financial Instruments:

The Company applies the provisions of ASC Topic 815-40, Contracts in Entity’s Own Equity (“ASC Topic 815-40”), under which convertible instruments and warrants, which contain terms that protect holders from declines in the stock price (reset provisions), may not be exempt from derivative accounting treatment. As a result, warrants and embedded conversion options in convertible debt are recorded as a liability and are revalued at fair value at each reporting date. If the fair value of the warrants exceeds the face value of the related debt, the excess is recorded as change in fair value in operations on the issuance date. The Company has 3,000,000 warrants and $555,000 of convertible debt with repricing options and $87,500 of convertible debt with variable conversion pricing outstanding at September 30, 2015.

The Company calculates the estimated fair values of the liabilities for derivative instruments using the Black Scholes (“BSM”) option pricing model. The closing price of the Company’s common stock at September 30, 2015 was $0.0289. Volatility, expected remaining term and risk free interest rates used to estimate the fair value of derivative liabilities at September 30, 2015, are indicated in the table that follows. The volatility for initial valuation was based on comparative company’s methods since the Company’s stock is very thinly traded and historical volatility at September 30, 2015, the expected term is equal to the remaining term of the warrants and the risk free rate is based upon rates for treasury securities with the same term.

Warrants

September 30, 2015
Volatility	216%
Expected remaining term	3
Risk-free interest rate	1.37%
Expected dividend yield	none

Convertible Debt

	Initial Valuations (on new derivative instruments entered during the three months ended September 30, 2015)	September 30, 2015
Volatility	408%	414%
Expected Remaining Term	0.83	0.51 - 1.45
Risk Free Interest Rate	0.7%	0.6%
Expected dividend yield	none	none

Fair Value Measurements:

The Company measures and reports at fair value the liability for derivative instruments. The fair value liabilities for price adjustable warrants and embedded conversion options have been recorded as determined utilizing the BSM option pricing model. The following tables summarize the Company’s financial assets and liabilities measured at fair value on a recurring basis as of September 30, 2015:

	Balance at	Quoted Prices	Significant
	September	in Active	Other	Significant
	30,	Markets for	Observable	Unobservable
	2015	Identical Assets	Inputs	Inputs
		(Level 1)	(Level 2)	(Level 3)

Embedded conversion option liabilities	$350,063	$—	$—	$350,063
Fair value of liability for warrant derivative instruments	$86,662	$—	$—	$86,662
Total	$436,725	$—	$—	$436,725

The following is a roll forward for the three months ended September 30, 2015 of the fair value liability of price adjustable derivative instruments:

Fair Value of
Liability for
Derivative
Instruments

Balance at June 30, 2015	$1,049,929
Effects of foreign currency exchange rate changes	(17,351)
Initial fair value of embedded conversion option derivative liability recorded as debt discount	200,000
Initial fair value of embedded conversion option derivative liability recorded as change in fair value of ECO	4,610
Change in fair value included in statements of operations	(800,463)
Balance at September 30, 2015	$436,725

NOTE 12 - DERIVATIVE FINANCIAL INSTRUMENTS and FAIR VALUE MEASUREMENTS

Derivative Financial Instruments:

The Company applies the provisions of ASC Topic 815-40, Contracts in Entity’s Own Equity (“ASC Topic 815-40”), under which convertible instruments and warrants, which contain terms that protect holders from declines in the stock price (reset provisions), may not be exempt from derivative accounting treatment. As a result, warrants and embedded conversion options in convertible debt are recorded as a liability and are revalued at fair value at each reporting date. If the fair value of the warrants exceeds the face value of the related debt, the excess is recorded as change in fair value in operations on the issuance date. The Company has 3,000,000 warrants and $335,000 of convertible debt with repricing options and $87,500 of convertible debt with variable conversion pricing outstanding at June 30, 2015.

The Company calculates the estimated fair values of the liabilities for derivative instruments using the Black Scholes (“BSM”) option pricing model. The closing price of the Company’s common stock at June 30, 2015 was $0.0899. Volatility, expected remaining term and risk free interest rates used to estimate the fair value of derivative liabilities at June 30, 2015, are indicated in the table that follows. The volatility for initial valuation was based on comparative company’s methods since the Company’s stock is very thinly traded and historical volatility at June 30, 2015, the expected term is equal to the remaining term of the warrants and the risk free rate is based upon rates for treasury securities with the same term.

Warrants

	Initial
	Valuation
	September 30,
	2013	June 30, 2014	June 30, 2015
Volatility	53%	134%	408%
Expected remaining term	5	4.25	3.25
Risk-free interest rate	0.4%	0.47%	1.63%
Expected dividend yield	None	None	None

Convertible Debt

	Initial Valuations	June 30, 2015
Volatility	216 - 377%	408%
Expected remaining term	0.83 – 2.00	0.82 – 1.70
Risk-free interest rate	0.5 – 0.7%	0.64%
Expected dividend yield	None	None

Fair Value Measurements:

The Company measures and reports at fair value the liability for derivative instruments. The fair value liabilities for price adjustable warrants and embedded conversion options have been recorded as determined utilizing the BSM option pricing model. The following tables summarize the Company’s financial assets and liabilities measured at fair value on a recurring basis as of June 30, 2015 and 2014:

	Balance at	Quoted Prices	Significant
	June	in Active	Other	Significant
	30,	Markets for	Observable	Unobservable
	2015	Identical Assets	Inputs	Inputs
		(Level 1)	(Level 2)	(Level 3)

Embedded conversion option liabilities	$780,281	$—	$—	$780,281
Fair value of liability for warrant derivative instruments	$269,648	$—	$—	$269,648
Total	$1,049,929	$—	$—	$1,049,929

The following tables summarize the Company’s financial assets and liabilities measured at fair value on a recurring basis as of June 30, 2014:

	Balance at	Quoted Prices	Significant
	June	in Active	Other	Significant
	30,	Markets for	Observable	Unobservable
	2014	Identical Assets	Inputs	Inputs
		(Level 1)	(Level 2)	(Level 3)

Fair value of liability for warrant derivative instruments	$158,244	$—	$—	$158,244

The following is a roll forward for the years ended June 30, 2015 and 2014 of the fair value liability of price adjustable derivative instruments:

Fair Value of
Liability for
Derivative
Instruments

Balance at June 30, 2013	$-
Effects of foreign currency exchange rate changes	(2,519)
Initial fair value of embedded conversion option derivative liability recorded as debt discount	144,241
Change in fair value included in statements of operations	16,522
Balance at June 30, 2014	158,244
Effects of foreign currency exchange rate changes	(42,796)
Initial fair value of embedded conversion option derivative liability recorded as debt discount	392,500
Initial fair value of embedded conversion option derivative liability recorded as change in fair value of ECO	1,082,567
Change in fair value included in statements of operations	(540,586)
Balance at June 30, 2015	$1,049,929